Management of financial risk - Impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	¥ 122,628	¥ 228,763
Loss allowance	¥ 59,852	82,340
Gross carrying amount | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		311,103
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		82,340
Loss allowance		125,318
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance		¥ 190	¥ 711